Income taxes - Deferred tax balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred taxes presented on the balance sheet
Deferred tax assets	$ 3,358	$ 3,202	$ 3,418
Deferred tax liabilities	(12,634)	(12,114)	(11,688)
NET DEFERRED TAX LIABILITY	$ (9,276)	$ (8,912)	$ (8,270)	$ (5,972)